Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts
The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2019 and 2018.

	31/12/19	31/12/18
British pounds	16,947	10,612
Euro	11,347	11,407
U.S. dollars	6,347	14,528
Canadian dollars	1,937	1,300
Japanese yen	1,549	2,318
Australian dollars	1,280	2,129
Danish kroner	751	1,086
Swedish kroner	208	265

Total	40,366	43,645

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts
The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2019		2018
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	10,419	145	27,459	218
Liabilities	29,947	(772)	16,186	(320)

Total	40,366	(627)	43,645	(102)